UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

Direxion Insurance Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 70.4%
253,140	iShares iBoxx $ High Yield Corporate Bond ETF	$23,177,498
581,160	SPDR Barclays Capital High Yield Bond ETF	23,153,415
	TOTAL INVESTMENT COMPANIES (Cost $46,414,871)	$46,330,913

SHORT TERM INVESTMENTS - 29.9%
MONEY MARKET FUNDS - 29.9%
19,686,833	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)(††)	$19,686,833
	TOTAL SHORT TERM INVESTMENTS (Cost $19,686,833)	$19,686,833

	TOTAL INVESTMENTS (Cost $66,101,704) - 100.3%	$66,017,746
	Libilities in Excess of Other Assets - (0.3%)	(187,054)
	TOTAL NET ASSETS - 100.0%	$65,830,692

Percentages are stated as a percent of net assets.
(a) $3,810,000 of this security is pledged as collateral for swap contracts.
(b) Represents annualized seven-day yield at September 30, 2013.
(††) Less than 0.005%

Long Equity Swap Contracts
September 30, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	101,250	$9,377,513	0.02%	6/11/2014	$(74,814)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	232,850	9,333,894	0.02%	6/11/2014	(57,109)
			$18,711,407			$(131,923)

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013:

Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Fixed Income	$46,330,913	$-	$-	$46,330,913
Short-Term Investments	$19,686,833	$-	$-	$19,686,833
Other Financial Instruments*	$-	$(131,923)	$-	$(131,923)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities for the quarter ended September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 (Unaudited) was as follows*:

Dynamic VP HY Bond Fund
Cost of investments	$67,436,931
Gross unrealized appreciation	$44,976
Gross unrealized depreciation	$(1,464,161)
Net unrealized appreciation/(depreciation)	$(1,419,185)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Insurance Trust

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, PEO, President
Date       11/18/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, PEO, President

Date       11/18/13

By (Signature and Title)*  /s/  Patrick J. Rudnick
                                                     Patrick J. Rudnick, Principal Financial Officer
Date       11/7/13

* Print the name and title of each signing officer under his or her signature.